Submission	Jun. 18, 2026
Submission [Line Items]
Central Index Key	0001723128
Registrant Name	AMNEAL PHARMACEUTICALS, INC.
Form Type	SC 14A
Submission Type	PREM14A
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A